FIXED ASSETS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Machinery and equipment (2-3 years)	$ 1,481,754	$ 654,798	$ 355,272
Leasehold improvements (5 years)	3,612	3,612	3,612
Furniture and fixtures (5 years)	26,855	26,855	26,855
Less: accumulated depreciation	(474,829)	(356,761)	(257,068)
Property and equipment, net	$ 1,037,392	$ 328,504	$ 128,671